ACCUMULATED LOSSES	12 Months Ended
Jun. 30, 2018
ACCUMULATED LOSSES [Abstract]
ACCUMULATED LOSSES
12.	ACCUMULATED LOSSES
	2018	2017
	US$	US$
Balance at July 1	(26,424,325)	(23,784,897)
Net loss for the year	(9,957,817)	(2,639,428)
Balance at June 30	(36,382,142)	(26,424,325)